COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15. COMMITMENTS AND CONTINGENCIES
(a)Claims and Litigation
From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. The Company accrues for estimated costs for a contingency when a loss is probable and can be reasonably estimated. As of December 31, 2024 and December 31, 2023, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the Company’s results of operations, financial positions or cash flows. There are also no proceedings in which any of the Company’s directors, officers, or affiliates are an adverse party or has a material interest adverse to the Company’s interest.

In February 2024, the Company received a demand letter on behalf of former and current Cresco employees. The demand letter alleges the Company violated certain laws around regulations related to employee compensation. The demand letter proposed, and the parties have agreed, to mediate the potential claims. As of December 31, 2024, the parties have agreed to a settlement of $0.7 million, however, the settlement is not fully effective until it is granted approval by the presiding court.

(b)Contingencies
The Company’s operations are subject to a variety of federal, state, and local regulations. Failure to comply with one or more of those regulations could result in fines, restrictions on the Company’s operations, suspension or revocation of permits or licenses, or other disciplinary actions (collectively, “Disciplinary Actions”) that could adversely affect the Company’s financial position and results of operations. While management believes that the Company is in substantial compliance with state and local regulations as of December 31, 2024 and December 31, 2023, and through the date of filing of these financial statements, these regulations continue to evolve and are subject to differing interpretations and enforcement. As a result, the Company may be subject to Disciplinary Actions in the future.

(c)Commitments
As of December 31, 2024 and December 31, 2023, the Company had total commitments of $1.9 million and $2.3 million, respectively, related to material construction projects.
The Company also has employment agreements with key management personnel which include severance in the event of termination with additional equity and/or compensation benefits totaling approximately $3.7 million and $3.1 million as of December 31, 2024 and December 31, 2023, respectively.